Non-financial Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities
32.	Non-financial Liabilities

Non-financial liabilities as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Advance received	￦	3,772,713	181,612	3,724,238	80,937
Unearned revenue		41,593	19,718	63,038	4,690
Deferred revenue		476,631	7,848,550	556,072	8,050,491
Withholdings		164,370	10,529	172,454	10,856
Others		1,129,001	12,025	1,058,239	13,059

	￦	5,584,308	8,072,434	5,574,041	8,160,033